02.28 VIP FundsManager Funds Investor Combo PRO-08 | FundsManager 70% Portfolio
Fund Summary Fund/Class:<br/>VIP FundsManager® 70% Portfolio/Investor Class
Investment Objective
The fund seeks high total return.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- FundsManager 70% Portfolio}	02.28 VIP FundsManager Funds Investor Combo PRO-08 FundsManager 70% Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- FundsManager 70% Portfolio}	02.28 VIP FundsManager Funds Investor Combo PRO-08 FundsManager 70% Portfolio VIP FundsManager 70% Portfolio-Investor VIP
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.57%
Total annual operating expenses	0.82%	[1]
Fee waiver and/or expense reimbursement	0.05%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.77%	[1]
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	FMR Co., Inc. (FMRC) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2020.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- FundsManager 70% Portfolio}	02.28 VIP FundsManager Funds Investor Combo PRO-08 FundsManager 70% Portfolio VIP FundsManager 70% Portfolio-Investor VIP USD ($)
1 year	$ 79
3 years	255
5 years	448
10 years	$ 1,007

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 98% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) funds (underlying Fidelity® funds).
  Using a target asset allocation among underlying Fidelity® funds of approximately:
Domestic Equity Funds	49
International Equity Funds	21
Fixed-Income Funds	25
Money Market Funds	5
  Actively managing underlying Fidelity® fund holdings to achieve portfolio characteristics similar to the Fidelity VIP FundsManager 70% Composite Index℠, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity® funds invest, based on combinations of the following unmanaged indexes: Dow Jones U.S. Total Stock Market Index℠ (equities); MSCI EAFE Index (international equities); Bloomberg Barclays U.S. Aggregate Bond Index (bonds); and Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (short-term investments).
  Using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover to select underlying funds.

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.93%	June 30, 2009
Lowest Quarter Return	-12.31%	September 30, 2011

Average Annual Returns
For the periods ended December 31, 2018
Average Annual Total Returns{- FundsManager 70% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-08 - FundsManager 70% Portfolio	Past 1 year	Past 5 years	Past 10 years
VIP FundsManager 70% Portfolio-Investor VIP | Return Before Taxes	(7.49%)	4.11%	8.82%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.12%
Fidelity VIP FundsManager 70% Composite Index℠(reflects no deduction for fees or expenses)	(5.20%)	4.80%	8.88%